S000001589 [Member] Expense Example - Strategic Bond Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	826
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	598
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	457
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,466
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	1,979
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	835
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	$ 657